Organization, Operations and Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Fair Value of Financial Instruments:

Financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one - Quoted market prices in active markets for identical assets or liabilities;

Level two - Inputs other than level one inputs that are either directly or indirectly observable; and

Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All of the Company’s financial instruments are level one and are carried at market value, requiring no adjustment to book value. The financial instruments were deemed to qualify as that classification because their value was determined by the price of identical instruments traded on an active exchange.